Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Option Grant Practices
Although our 2014 Equity Incentive Plan authorizes the grant of stock options, stock options are not part of our executive compensation program, and there are no stock options outstanding under the plan. We therefore (i) do not grant, and have not granted, stock options in anticipation of the release of material nonpublic information, (ii) do not time, and have not timed, the release of material nonpublic information based on stock option grant dates or for the purpose of affecting the value of executive compensation, (iii) do not take, and have not taken, material nonpublic information into account when determining the timing and terms of stock options, (iv) do not have a formal policy with respect to the timing of stock option grants, and (v) did not grant stock options or stock appreciation rights in Fiscal 2025.

Award Timing Method	(iv) do not have a formal policy with respect to the timing of stock option grants
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	(i) do not grant, and have not granted, stock options in anticipation of the release of material nonpublic information, (ii) do not time, and have not timed, the release of material nonpublic information based on stock option grant dates or for the purpose of affecting the value of executive compensation, (iii) do not take, and have not taken, material nonpublic information into account when determining the timing and terms of stock options
MNPI Disclosure Timed for Compensation Value	false